Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments (Details) [Line Items]
Investment liquidation, percent	85.00%
Nominal value	$ 1,236
Potential impairment	622	$ 441
Unquoted investment	6,990	6,614
Bonds	138
Fair value measurement of the unquoted equity investment	6,990	6,614	$ 6,314
Unquoted Equity Investments One [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	6,990	6,614
Unquoted Equity Investment Two [Member]
Investments (Details) [Line Items]
Designated at fair value through OCI	374	432
Unquoted Equity Investments [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	374	432
Bottom of range [member]
Investments (Details) [Line Items]
Implied an equity value	7,714	5,951	7,015
Top of range [member]
Investments (Details) [Line Items]
Implied an equity value	$ 6,266	$ 7,277	$ 5,612